SEGMENTED INFORMATION - Results (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) segment	Dec. 31, 2021 CAD ($)
SEGMENTED INFORMATION
REVENUES	$ 16,945,000	$ 20,000,000
Expenses:
Number of primary operating segments | segment	3
Operating expenses	$ (11,625,000)	(12,901,000)
Exploration	(8,097,000)	(4,477,000)
Evaluation	(22,181,000)	(15,521,000)
General and administrative	(12,538,000)	(9,691,000)
Revenues - supplemental:
Management fees	0	7,964,000
Toll milling services-deferred revenue	5,987,000	3,207,000
Long-lived assets:
Property, plant and equipment	253,505,000	254,462,000
Long-lived assets	253,505,000	254,462,000
Segments Operating
SEGMENTED INFORMATION
REVENUES	16,945,000	20,000,000
Expenses:
Operating expenses	(11,625,000)	(12,901,000)
Exploration	(8,097,000)	(4,477,000)
Evaluation	(22,181,000)	(15,521,000)
General and administrative	(12,538,000)	(9,691,000)
Total expenses	(54,441,000)	(42,590,000)
Segment income (loss)	(37,496,000)	(22,590,000)
Revenues - supplemental:
Environmental services	7,972,000	8,829,000
Management fees		7,964,000
Toll milling services-deferred revenue	5,987,000	3,207,000
Uranium concentrate sales	2,986,000
Capital additions:
Property, plant and equipment	7,265,000	1,302,000
Long-lived assets:
Plant and equipment - Cost	108,831,000	106,636,000
Plant and equipment - Accumulated depreciation	(35,545,000)	(31,962,000)
Property, plant and equipment	253,505,000	254,462,000
Long-lived assets	253,505,000	254,462,000
Segments Operating | Mineral Properties
Long-lived assets:
Property, plant and equipment	180,219,000	179,788,000
Long-lived assets	180,219,000	179,788,000
Mining | Segments Operating
SEGMENTED INFORMATION
REVENUES	8,973,000	3,207,000
Expenses:
Operating expenses	(4,603,000)	(5,110,000)
Exploration	(8,097,000)	(4,477,000)
Evaluation	(22,181,000)	(15,521,000)
General and administrative	(22,000)	(19,000)
Total expenses	(34,903,000)	(25,127,000)
Segment income (loss)	(25,930,000)	(21,920,000)
Revenues - supplemental:
Environmental services	0	0
Management fees		0
Toll milling services-deferred revenue	5,987,000	3,207,000
Uranium concentrate sales	2,986,000
Capital additions:
Property, plant and equipment	2,321,000	1,009,000
Long-lived assets:
Plant and equipment - Cost	98,953,000	101,392,000
Plant and equipment - Accumulated depreciation	(31,820,000)	(28,542,000)
Property, plant and equipment	247,352,000	252,638,000
Long-lived assets	247,352,000	252,638,000
Mining | Segments Operating | Mineral Properties
Long-lived assets:
Property, plant and equipment	180,219,000	179,788,000
Long-lived assets	180,219,000	179,788,000
Closed mines services | Segments Operating
SEGMENTED INFORMATION
REVENUES	7,972,000	8,829,000
Expenses:
Operating expenses	(7,022,000)	(7,791,000)
Exploration	0	0
Evaluation	0	0
General and administrative	0	0
Total expenses	(7,022,000)	(7,791,000)
Segment income (loss)	950,000	1,038,000
Revenues - supplemental:
Environmental services	7,972,000	8,829,000
Management fees		0
Toll milling services-deferred revenue	0	0
Uranium concentrate sales	0
Capital additions:
Property, plant and equipment	313,000	102,000
Long-lived assets:
Plant and equipment - Cost	4,385,000	4,182,000
Plant and equipment - Accumulated depreciation	(2,983,000)	(2,907,000)
Property, plant and equipment	1,402,000	1,275,000
Long-lived assets	1,402,000	1,275,000
Closed mines services | Segments Operating | Mineral Properties
Long-lived assets:
Property, plant and equipment	0	0
Long-lived assets	0	0
Corporate and other segment | Segments Operating
SEGMENTED INFORMATION
REVENUES	0	7,964,000
Expenses:
Operating expenses	0	0
Exploration	0	0
Evaluation	0	0
General and administrative	(12,516,000)	(9,672,000)
Total expenses	(12,516,000)	(9,672,000)
Segment income (loss)	(12,516,000)	(1,708,000)
Revenues - supplemental:
Environmental services	0	0
Management fees		7,964,000
Toll milling services-deferred revenue	0	0
Uranium concentrate sales	0
Capital additions:
Property, plant and equipment	4,631,000	191,000
Long-lived assets:
Plant and equipment - Cost	5,493,000	1,062,000
Plant and equipment - Accumulated depreciation	(742,000)	(513,000)
Property, plant and equipment	4,751,000	549,000
Long-lived assets	4,751,000	549,000
Corporate and other segment | Segments Operating | Mineral Properties
Long-lived assets:
Property, plant and equipment	0	0
Long-lived assets	$ 0	$ 0